Investments (Investments Under Equity Method of Accounting) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Investment in equity method affiliates		$ 3,012		$ 2,932
Cove Point
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage		50.00%	50.00%
Investment in equity method affiliates	[1]	$ 2,673		2,738
Description		LNG import/export and storage facility
Atlantic Coast Pipeline
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage		53.00%
Investment in equity method affiliates	[2]	$ 0		0
Description		Gas transmission system
Wrangler Retail Gas Holdings LLC
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage	[3]	15.00%
Investment in equity method affiliates		$ 0		68
Description		Nonregulated retail energy marketing
Align RNG, LLC
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage	[4]	50.00%
Investment in equity method affiliates	[4]	$ 103		74
Description	[4]	Renewable natural gas
Dominion Energy Virginia
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage		50.00%
Investment in equity method affiliates		$ 176		0
Description		Military electric and gas
Other Investment
Schedule of Equity Method Investments [Line Items]
Investment in equity method affiliates	[5]	$ 60		$ 52
Ownership%		various

[1]	Presented in noncurrent assets held for sale in Dominion Energy's Consolidated Balance Sheets at December 31, 2022 and 2021.
[2]	Dominion Energy’s Consolidated Balance Sheets include a liability associated with its investment in Atlantic Coast Pipeline of $114 million and $113 million at December 31, 2022 and 2021, respectively, presented in other current liabilities. See discussion below for additional information.
[3]	Dominion Energy’s sold its remaining 15% ownership interest in March 2022, following a previous sale of 5% of its ownership interest in 2021. See discussion below.
[4]	Dominion Energy’s unfunded commitment to be made to Align RNG by the end of 2022 was $8 million at December 31, 2021. The commitment was fully paid in January 2022.
[5]	Includes balances presented in noncurrent assets held for sale in Dominion Energy's Consolidated Balance Sheets of $43 million and $32 million as of December 31, 2022 and 2021, respectively.